GPS Funds II
Fund	Service Shares Ticker	RS Shares Ticker	Fund Ticker
GuidePath® Growth Allocation Fund	GPSTX	GGAFX	—
GuidePath® Conservative Allocation Fund	GPTCX	GCANX	—
GuidePath® Tactical Allocation Fund	GPTUX	GTCRX	—
GuidePath® Absolute Return Allocation Fund	GPARX	GABRX	—
GuidePath® Multi-Asset Income Allocation Fund	GPMIX	GMZGX	—
GuidePath® Flexible Income Allocation Fund	GPIFX	GFZQX	—
GuidePath® Conservative Income Fund	—	—	GPICX
GuidePath® Income Fund	—	—	GPINX
GuidePath® Growth and Income Fund	—	—	GPIGX

(each, a “Fund” and collectively, the “Funds”)
_____________________________________________________________________________________________

Supplement dated October 16, 2026
to the Funds’ Statement of Additional Information (“SAI”)
dated July 31, 2026, as amended
_____________________________________________________________________________________________

Capitalized terms and certain other terms used herein, unless otherwise defined, have the meanings assigned to them in the SAI.
The following text is hereby appended to the second paragraph under the “Investment Restrictions GPS Funds I” and “Investment Restrictions GPS Funds II” headings, on pages 3 and 4, respectively, in the Statement of Additional Information:
For the purposes of applying the Funds’ fundamental investment restriction relating to concentration, the Adviser or a sub-advisor may analyze the characteristics of any particular investment and may assign an industry or sub-industry classification consistent with those characteristics. The Adviser or a sub-advisor may, but need not, consider industry or sub-industry classifications published by third parties (such as the S&P Dow Jones Indices and MSCI Inc. Global Industry Classification Standard (“GICS”), FactSet Revere Business Industry Classification System (“RBICS”), or any other) or other sources when classifying investments for purposes of implementing a Fund's concentration policy. A Fund may use other classification titles, standards and systems from time to time, as determined in the Adviser’s or sub-advisor’s discretion. The Adviser or sub-advisor may classify and re-classify companies in a particular industry or sub-industry and define and re-define industries and sub-industries in any reasonable manner, consistent with SEC guidance. Accordingly, the composition of an industry or group of industries may change from time to time. The policy will be interpreted to give broad authority to the Adviser or sub-advisor as to how to classify issuers.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE